UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-10609

Investment Company Act File Number

SMID-Cap Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

December 31, 2013

Date of Reporting Period

Item 1. Schedule of Investments

SMID-Cap Portfolio

December 31, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 95.0%

Security	Shares	Value
Aerospace & Defense — 1.3%
TransDigm Group, Inc.	461,877	$74,371,435

		$74,371,435

Auto Components — 2.2%
Gentex Corp.	3,836,820	$126,576,692

		$126,576,692

Capital Markets — 5.7%
Affiliated Managers Group, Inc.(1)	990,629	$214,847,617
SEI Investments Co.	3,200,241	111,144,370

		$325,991,987

Chemicals — 1.2%
Airgas, Inc.	620,101	$69,358,297

		$69,358,297

Commercial Banks — 4.8%
City National Corp.	1,509,447	$119,578,392
Cullen/Frost Bankers, Inc.	738,626	54,975,933
Umpqua Holdings Corp.	5,189,481	99,326,666

		$273,880,991

Commercial Services & Supplies — 1.3%
Copart, Inc.(1)	2,014,216	$73,821,016

		$73,821,016

Construction & Engineering — 1.0%
Jacobs Engineering Group, Inc.(1)	921,670	$58,055,993

		$58,055,993

Containers & Packaging — 2.0%
AptarGroup, Inc.	1,678,877	$113,844,649

		$113,844,649

Distributors — 4.0%
LKQ Corp.(1)	6,965,881	$229,177,485

		$229,177,485

Electrical Equipment — 3.6%
Acuity Brands, Inc.	1,251,965	$136,864,814
AMETEK, Inc.	1,357,132	71,480,142

		$208,344,956

Electronic Equipment, Instruments & Components — 1.2%
FLIR Systems, Inc.	2,338,787	$70,397,489

		$70,397,489

Energy Equipment & Services — 2.4%
Dril-Quip, Inc.(1)	511,168	$56,192,698
Oceaneering International, Inc.	1,027,403	81,041,549

		$137,234,247

Security	Shares	Value
Health Care Equipment & Supplies — 5.5%
DENTSPLY International, Inc.	3,450,228	$167,267,053
IDEXX Laboratories, Inc.(1)	643,202	68,417,397
Varian Medical Systems, Inc.(1)	1,049,453	81,532,004

		$317,216,454

Health Care Providers & Services — 2.7%
Henry Schein, Inc.(1)	1,338,712	$152,961,233

		$152,961,233

Household Products — 1.7%
Church & Dwight Co., Inc.	1,439,432	$95,405,553

		$95,405,553

Industrial Conglomerates — 2.3%
Carlisle Cos., Inc.	1,676,389	$133,105,287

		$133,105,287

Insurance — 7.7%
HCC Insurance Holdings, Inc.	3,914,462	$180,613,277
Markel Corp.(1)	448,551	260,316,573

		$440,929,850

IT Services — 3.8%
Gartner, Inc.(1)	1,008,077	$71,623,871
Jack Henry & Associates, Inc.	1,452,123	85,980,203
WEX, Inc.(1)	586,602	58,091,196

		$215,695,270

Life Sciences Tools & Services — 3.6%
Bio-Rad Laboratories, Inc., Class A(1)	1,121,762	$138,661,001
Mettler-Toledo International, Inc.(1)	273,658	66,386,694

		$205,047,695

Machinery — 8.3%
CLARCOR, Inc.	1,762,919	$113,443,837
Donaldson Co., Inc.	1,664,189	72,325,654
Graco, Inc.	1,114,991	87,103,097
IDEX Corp.	1,920,653	141,840,224
Pall Corp.	687,594	58,686,148

		$473,398,960

Marine — 2.8%
Kirby Corp.(1)	1,616,912	$160,478,516

		$160,478,516

Media — 3.5%
Morningstar, Inc.	2,608,973	$203,734,702

		$203,734,702

Professional Services — 2.2%
Equifax, Inc.	1,800,285	$124,381,691

		$124,381,691

Real Estate Management & Development — 1.4%
Forest City Enterprises, Inc., Class A(1)	4,361,523	$83,305,089

		$83,305,089

Road & Rail — 1.7%
J.B. Hunt Transport Services, Inc.	1,260,216	$97,414,697

		$97,414,697

Security	Shares	Value
Software — 9.5%
ANSYS, Inc.(1)	1,589,998	$138,647,825
Blackbaud, Inc.	2,992,477	112,666,759
FactSet Research Systems, Inc.	698,498	75,842,913
Fair Isaac Corp.	2,201,304	138,329,943
Solera Holdings, Inc.	1,121,768	79,376,304

		$544,863,744

Specialty Retail — 6.5%
Aaron’s, Inc.	2,803,677	$82,428,104
CarMax, Inc.(1)	1,555,632	73,145,817
O’Reilly Automotive, Inc.(1)	421,957	54,310,085
Sally Beauty Holdings, Inc.(1)	5,441,157	164,486,176

		$374,370,182

Textiles, Apparel & Luxury Goods — 1.1%
Columbia Sportswear Co.	786,626	$61,946,797

		$61,946,797

Total Common Stocks (identified cost $3,551,231,346)		$5,445,310,957

Short-Term Investments — 5.1%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.14%(2)	$288,247	$288,246,937

Total Short-Term Investments (identified cost $288,246,937)		$288,246,937

Total Investments — 100.1% (identified cost $3,839,478,283)		$5,733,557,894

Other Assets, Less Liabilities — (0.1)%		$(3,187,049)

Net Assets — 100.0%		$5,730,370,845

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.
(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2013. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended December 31, 2013 was $97,061.

The Portfolio did not have any open financial instruments at December 31, 2013.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at December 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$3,843,943,827

Gross unrealized appreciation	$1,889,614,067
Gross unrealized depreciation	—

Net unrealized appreciation	$1,889,614,067

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2013, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$5,445,310,957	*	$—	$—	$5,445,310,957
Short-Term Investments	—		288,246,937	—	288,246,937
Total Investments	$5,445,310,957		$288,246,937	$—	$5,733,557,894

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of September 30, 2013 whose fair value was determined using Level 3 inputs. At December 31, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SMID-Cap Portfolio

By:	/s/ Thomas E. Faust Jr.
Thomas E. Faust Jr.
President

Date:	February 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas E. Faust Jr.
Thomas E. Faust Jr.
President

Date:	February 24, 2014

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	February 24, 2014